Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and contingencies [Abstract]
Commitments and contingencies
Note 18 – Commitments and contingencies

Legal Proceedings

At December 31, 2012, the Company was not party to any litigation.

In December 2011, an arbitration settlement was awarded for liquidated damages on late delivery of the West Aquarius drilling rig from the yard for $15 million. This was recorded as a reduction in the book value of the drilling rig, and therefore did not have any impact on the statement of operations. The OPCO's predecessor companies and operating subsidiaries received this amount in full in 2012.

Pledged Assets

The book value of assets pledged under mortgage and overdraft facilities at December 31, 2012 and 2011 was $2,210.1 million, and $2,123.5 million, respectively.

Purchase Commitments

At December 31, 2012, the Company had contractual commitments totalling $1.0 million relating to the T-15. At December 31, 2011 the Company had contractual commitments of approximately $91.6 million relating to construction of the West Capricorn and T-15.

Guarantees

At December 31, 2012 the Company has issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

(in US$ millions)	December 31, 2012	December 31, 2011
Guarantees to customers of the Company's own performance	455.0	115.0
Guarantee in favor of banks	157.4	157.4
Total	612.4	272.4